Acquisition and Divestitures	12 Months Ended
Oct. 31, 2021
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Acquisition and Divestitures
37	Acquisition and Divestitures
Acquisition
Scotiabank Chile
On May 12, 2021, the Bank increased its ownership in Scotiabank Chile through the acquisition of an additional 7.0% stake from the non-controlling
shareholder for $481 million, resulting in ownership of 83% in Scotiabank Chile. This transaction between the Bank and the non-controlling
 shareholder
did not result in a change in the carrying value of the assets and liabilities of the subsidiary, and there was no impact on the Bank’s Consolidated Statement of Income.
The transaction negatively impacted Scotiabank’s Common Equity Tier 1 capital ratio by six basis points. Scotiabank Chile forms part of the International Banking business segment.
Completed acquisitions impacting 2019
Banco Dominicano del Progreso, Dominican Republic
On March 1, 2019, the Bank acquired 97.44% of the voting shares of Banco Dominicano del Progreso, a bank with operations in the Dominican Republic, in exchange for total consideration of $440 million in cash, including goodwill of $271 million. The acquired business forms part of the International Banking business segment.
Banco Cencosud, Peru
On March 1, 2019, the Bank acquired 51% of the voting shares of Banco Cencosud, Peru in exchange for total consideration of $133 million in cash. The Bank and Banco Cencosud will jointly manage the credit card operations and offer other products and services to customers in partnership for 15 years. The acquired business forms part of the International Banking business segment.
Divestitures
Closed divestitures impacting the current fiscal year
Operations in Belize
On March 31, 2021, the Bank completed the sale of its 100% interest in Scotiabank (Belize) Ltd. to Caribbean Investment Holdings Limited, upon receiving regulatory approvals and satisfying closing conditions.
All assets and liabilities related to this operation were derecognized on the closing date. The net impact to the Bank of this transaction was not significant.
Operations in Antigua and Barbuda
On September 1, 2021, the Bank announced that it has completed the sale of its banking operations in Antigua and Barbuda to Eastern Caribbean Amalgamated Bank Limited, upon receiving regulatory approvals and satisfying closing conditions.
All assets and liabilities related to this operation were derecognized on the closing date. The net impact to the Bank of this transaction is not significant.
Closed divestitures impacting the prior fiscal years
2020
Thanachart Bank, Thailand
On December 3, 2019, the Bank completed the sale to reduce its 49% interest in Thanachart Bank Public Company Limited (“TBank”) in Thailand, upon receiving regulatory approvals and satisfying closing conditions. As part of agreements entered into with ING Groep N.V., TBank, Thanachart Capital Public Co., Ltd and TMB Bank Public Company Limited (“TMB”) in August 2019, the Bank sold its 49% interest in TBank in exchange for cash and an approximately 6% ownership interest in the form of common shares in TMB. As per the agreements, TBank became a wholly-owned subsidiary of TMB.
The shares held by the Bank in TMB, which were classified as investment securities measured at fair value through profit or loss, were sold during the fiscal year 2021.
The carrying value of the Bank’s 49% interest in TBank of $3.6 billion was derecognized on the date of close and a net gain of approximately $426 million before tax ($414 million after tax) was recorded in
Non-interest
income – Other and reported in the Other segment. The transaction increased the Bank’s common equity Tier 1 (CET1) ratio by approximately 36 basis points.
As part of the overall transaction, the Bank retained a 49%

interest in two TBank subsidiaries, which are classified as investment in associates for which the Bank follows the equity method of accounting.
Pension fund operations in Colombia
On December 13, 2019, the Bank completed the sale of its 51% interest in AFP Colfondos to an affiliate of AFP Habitat, upon receiving regulatory approvals and satisfying closing conditions.
All assets and liabilities of approximately $240 million and $53 million, respectively, in relation to these operations have been derecognized on the date of close and a total loss of approximately $112 million after tax and non-controlling
interests (2020 – $48 million; 2019 – $64 million) was recorded in
Non-interest
income – Other and reported in the Other segment.
In the Consolidated Statement of Shareholder’s Equity, a gain of $27 million after tax was reclassified from AOCI to retained earnings related to investment securities designated as fair value through other comprehensive income, bringing the net impact of the divestiture to a net loss of $85 million.
Operations in Puerto Rico and the U.S. Virgin Islands
On December 31, 2019, the Bank completed the sale of its operations in Puerto Rico and the U.S. Virgin Islands (“USVI”) to Oriental Bank, a subsidiary of OFG Bancorp, upon receiving regulatory approvals and satisfying closing conditions.
All assets and liabilities of approximately $4,800 million and $4,166 million, respectively, in relation to these operations have been derecognized on the date of close and a total loss of approximately $424 million after tax (2020 – $22 million; 2019 – $402 million) was recorded in
Non-interest
income – Other and reported in the Other segment. The transaction increased the Bank’s common equity Tier 1 (CET1) ratio by approximately seven basis points.
Insurance and banking operations in El Salvador
On January 31, 2020, the Bank completed the sale of its banking and insurance operations in El Salvador, including Scotiabank El Salvador, its subsidiaries and Scotia Seguros
,
to Imperia Intercontinental Inc, upon receiving regulatory approvals and satisfying closing conditions.
All assets and liabilities of approximately $2,796 million and $2,481 million, respectively, in relation to these operations have been derecognized on the date of close and a total loss of approximately $164 million after tax (2020 – $28 million; 2019 – $136 million) was recorded in
Non-interest
income – Other and reported in the Other segment. The transaction increased the Bank’s common equity Tier 1 (CET1) ratio by approximately four basis points.
Operations in British Virgin Islands
On May 31, 2020, the Bank completed the sale of its banking operations in the British Virgin Islands to Republic Financial Holdings Limited, upon receiving regulatory approvals and satisfying closing conditions.
All assets and liabilities of approximately $631 million and $537 million, respectively, in relation to these operations have been derecognized on the date of close and a total gain of approximately $48 million after tax was recorded in
Non-interest
income – Other and reported in the Other segment. The transaction increased the Bank’s common equity Tier 1 (CET1) ratio by approximately two basis points.
2019
Pension and insurance operations in the Dominican Republic
On April 30, 2019, the Bank completed the sale of Scotia Crecer AFP and Scotia Seguros, its pension and related insurance businesses in the Dominican Republic to Grupo Rizek, upon receiving regulatory approvals and satisfying closing conditions.
All assets and liabilities of approximately $111 million and $26 million, respectively, in relation to this business were derecognized on the date of close and a net gain of approximately $273 million after tax was recorded in Non-interest income – Other and reported in the Other segment.
Banking operations in the Caribbean
On October 31, 2019, the Bank completed the sale of its banking operations in seven non-core markets in the Caribbean (Anguilla, Dominica, Grenada, St. Kitts & Nevis, St. Lucia, St. Maarten, St. Vincent & the Grenadines) to Republic Financial Holdings Limited, upon receiving regulatory approvals and satisfying closing conditions.
All assets and liabilities of approximately $2,086 million and $2,069 million, respectively, in relation to these operations were derecognized on the date of close and a net gain of approximately $38 million after tax was recorded in Non-interest income – Other and reported in the Other segment.
Divestiture announced that is expected to close in a future period
Operations in Guyana
On March 3, 2021, the Bank announced that it has entered into an agreement to sell its banking operations in Guyana to First Citizens Bank Limited. The transaction is subject to regulatory approvals and customary closing conditions.